iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited)
April 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  9 .8%
iShares Preferred and Income Securities ETF ...... 429,022 $ 13,458,420
a
Domestic Fixed Income  —  40 .7%
iShares 1-3 Year Treasury Bond ETF ........... 81,642 6,709,339
iShares 1-5 Year Investment Grade Corporate Bond
ETF
(b)
............................... 413,810 20,984,305
iShares iBoxx $ High Yield Corporate Bond ETF
(b)
... 375,197 28,274,846
55,968,490
a
Domestic Real Estate  —  9 .1%
iShares Mortgage Real Estate ETF
(b)
............ 565,337 12,527,868
a
International Equity  —  19 .9%
iShares Emerging Markets Dividend ETF ......... 546,925 13,738,756
iShares International Select Dividend ETF ........ 485,086 13,630,917
27,369,673
a
Security Shares Value
a
International Fixed Income  —  20 .4%
iShares Floating Rate Bond ETF .............. 407,764 $ 20,641,014
iShares J.P. Morgan EM Local Currency Bond ETF .. 204,717 7,406,661
28,047,675
a
Total Long-Term Investments — 99.9%
(Cost: $ 155,656,580 ) ................................ 137,372,126
a
Short-Term Securities
Money Market Funds  —  25 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(a) (c) (d)
...................... 34,718,516 34,728,932
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(a) (c)
............................ 234,426 234,426
a
Total Short-Term Securities — 25.4%
(Cost: $ 34,961,800 ) ................................. 34,963,358
Total Investments — 125.3%
(Cost: $ 190,618,380 ) ................................ 172,335,484
Liabilities in Excess of Other Assets — ( 25 .3 ) % .............. (34,748,944)
Net Assets — 100.0% ................................. $ 137,586,540
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 39,860,940 $ — $ (5,133,302)
(a)
$ 6,207 $ (4,913) $ 34,728,932 34,718,516 $ 382,402
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 218,181 16,245
(a)
— — — 234,426 234,426 7,571 —
iShares 10-20 Year
Treasury Bond
ETF
(c)
...... 7,230,837 139,144 (7,021,936) (1,990,529) 1,642,484 — — 13,250 —
iShares 1-3 Year
Treasury Bond
ETF ....... — 7,138,728 (532,008) 6,264 96,355 6,709,339 81,642 29,683 —
iShares 1-5 Year
Investment
Grade Corporate
Bond ETF ... — 29,554,387 (8,644,239) (45,703) 119,860 20,984,305 413,810 399,703 3,437
iShares 20+ Year
Treasury Bond
ETF
(c)
...... 1,761,215 33,794 (1,711,500) (720,818) 637,309 — — 3,195 —
iShares 5-10 Year
Investment
Grade Corporate
Bond ETF
(c)
.. — 8,714,994 (8,546,670) (168,324) — — — 62,628 —

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
Morningstar Multi-Asset Income ETF
2
Affiliates (continued)
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Emerging
Markets Dividend
ETF ....... $ 15,178,051 $ 5,548,724 $ (6,388,280) $ (575,722) $ (24,017) $ 13,738,756 546,925 $ 1,009,226 $ —
iShares Floating
Rate Bond ETF — 23,451,304 (2,778,143) (2,911) (29,236) 20,641,014 407,764 275,413 —
iShares iBoxx
$ High Yield
Corporate Bond
ETF ....... 36,322,148 7,051,096 (13,668,612) (846,682) (583,104) 28,274,846 375,197 1,313,233 —
iShares
International
Select Dividend
ETF ....... 15,872,729 4,667,312 (6,991,598) (405,956) 488,430 13,630,917 485,086 697,021 —
iShares J.P.
Morgan EM
Local Currency
Bond ETF ... 8,665,321 1,747,431 (3,431,504) (373,007) 798,420 7,406,661 204,717 66,055 —
iShares J.P.
Morgan USD
Emerging
Markets Bond
ETF
(c)
...... 26,245,540 4,483,324 (29,778,083) (1,802,000) 851,219 — — 661,637 —
iShares MBS ETF
(c)
27,259,009 526,115 (26,773,527) (2,705,329) 1,693,732 — — 49,960 —
iShares Mortgage
Real Estate ETF 4,149,829 15,852,623 (4,212,558) (323,983) (2,938,043) 12,527,868 565,337 920,187 —
iShares Preferred
and Income
Securities ETF 28,075,697 3,610,243 (15,682,575) (2,001,502) (543,443) 13,458,420 429,022 935,461 —
iShares U.S. Real
Estate ETF
(c)
. 5,093,413 101,931 (4,898,801) (229,475) (67,068) — — — —
$ (12,179,470) $ 2,137,985
$ 172,335,484
$ 6,826,625 $ 3,437
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2023
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 137,372,126 $ — $ — $ 137,372,126
Short-Term Securities
Money Market Funds ...................................... 34,963,358 — — 34,963,358
$ 172,335,484 $ — $ — $ 172,335,484